Revolving Credit Facilities, Bonds Payable and Secured Debt Facility, and Derivative Instruments	3 Months Ended
Mar. 31, 2012
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility, and Derivative Instruments
(5)	Revolving Credit Facilities, Bonds Payable and Secured Debt Facility, and Derivative Instruments

The following represents the Company’s debt obligations as of March 31, 2012 and December 31, 2011:

	March 31, 2012	December 31, 2011
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
TL Revolving Credit Facility, weighted average variable interest at 1.33% and 1.53% at March 31, 2012 and December 31, 2011, respectively	$189,000	$125,000
TW Revolving Credit Facility, weighted average variable interest at 2.99% and 3.02% at March 31, 2012 and December 31, 2011, respectively	13,285	8,047
2005-1 Bonds, variable interest at 0.77% and 0.81% at March 31, 2012 and December 31, 2011, respectively	163,084	175,726
2011-1 Bonds, fixed interest at 4.70%	370,000	380,000
Secured Debt Facility, weighted average variable interest at 2.97% and 3.03% at March 31, 2012 and December 31, 2011, respectively	832,697	820,418

Total debt obligations	$1,568,066	$1,509,191

Amount due within one year	$153,952	$132,535

Revolving Credit Facilities

A Company subsidiary, TL, has a credit agreement with a group of banks that provides for a revolving credit facility with an aggregate commitment amount of up to $205,000 (which includes a $50,000 letter of credit facility) (the “TL Credit Facility”). The TL Credit Facility provides for payments of interest only during its term beginning on its inception date through April 22, 2013 when all borrowings are due in full. Interest on the outstanding amount due under the TL Credit Facility at March 31, 2012 was based either on the U.S. prime rate or LIBOR plus a spread between 0.5% and 1.5%, which varies based on TGH’s leverage. Total outstanding principal under the TL Credit Facility was $189,000 and $125,000 as of March 31, 2012 and December 31, 2011, respectively. The Company had no outstanding letters of credit under the TL Credit Facility as of March 31, 2012 and December 31, 2011.

The TL Credit Facility is secured by the Company’s containers and under the terms of the TL Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and a formula based on the Company’s net book value of containers and outstanding debt. The additional amount available for borrowing under the TL Credit Facility, as limited by the Company’s borrowing base, was $16,000 as of March 31, 2012.

TGH acts as a guarantor of the TL Credit Facility. The TL Credit Facility contains restrictive covenants, including limitations on certain liens, indebtedness and investments. In addition, the Credit Facility contains certain restrictive financial covenants on TGH’s tangible net worth, leverage, debt service coverage and on TL’s leverage and interest coverage. The Company was in compliance with all such covenants at March 31, 2012. There is a commitment fee of 0.20% to 0.30% on the unused portion of the TL Credit Facility, which varies based on the leverage of TGH and is payable in arrears. In addition, there is an agent’s fee, which is payable annually in advance.

The Company’s joint venture, TW, is party to a credit agreement, dated as of August 5, 2011, with certain lenders and WFS, as administrative agent for the lenders, which provides for a revolving credit facility with an aggregate commitment amount of up to $425,000 (the “TW Credit Facility”). The TW Credit Facility provides for payment of interest, payable monthly in arrears, during its term beginning on its inception date through its maturity date, August 5, 2024. Interest on the outstanding amount due under the TW Credit Facility is based on LIBOR plus 2.75% per annum. There is a commitment fee of 0.5% on the unused portion of the TW Credit Facility, which is payable monthly in arrears. In addition, there is an agent’s fee of 0.025% on the aggregate commitment amount of the TW Credit Facility, which is payable monthly in arrears. TW is required to make principal payment on a monthly basis to the extent that the outstanding amount due exceeds TW’s borrowing base. The aggregate loan principal balance is due on the maturity date, August 5, 2024. Total outstanding principal under the TW Credit Facility was $13,285 as of March 31, 2012.

The TW Credit Facility is secured by TW’s containers and under the terms of the TW Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and the borrowing base, a formula based on TW’s net book value of containers and restricted cash and direct financing and sales-type leases. The additional amount available for borrowing under the TW Credit Facility, as limited by TW’s borrowing base, was $0 as of March 31, 2012.

The TW Credit Facility is secured by a pledge of TW’s assets. TW’s total assets amounted to $16,526 as of March 31, 2012. The TW Credit Facility contains restrictive covenants, including limitations of TW’s finance lease default ratio, debt service coverage ratio, certain liens, indebtedness and investments. In addition, the TW Credit Facility contains certain restrictive financial covenants on TGH’s tangible net worth, leverage, debt service coverage, TGH’s container management subsidiary net income and debt levels, and TW’s overall Asset Base minimums, in which TW, TGH and TGH’s container management subsidiary were in full compliance at March 31, 2012.

Bonds Payable and Secured Debt Facility

In 2005, one of the Company’s subsidiaries, Textainer Marine Containers Limited (“TMCL”), issued $580,000 in variable rate amortizing bonds (the “2005-1 Bonds”) to institutional investors. The $580,000 in 2005-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed the maximum payment term of 15 years. Based on the outstanding principal amount at March 31, 2012 and under a 10-year amortization schedule, $51,500 in 2005-1 Bond principal will amortize per year. Under the terms of the 2005-1 Bonds, both principal and interest incurred are payable monthly. TMCL is permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2005-1 Bonds. Ultimate payment of the 2005-1 Bonds’ principal has been insured and the cost of this insurance coverage, which is equal to 0.275% on the outstanding principal balance of the 2005-1 Bonds, is recognized as incurred on a monthly basis. The interest rate for the outstanding principal balance of the 2005-1 Bonds equals one-month LIBOR plus 0.25%. The target final payment date and legal final payment date are May 15, 2015 and May 15, 2020, respectively.

In June 2011, TMCL issued $400,000 aggregate principal amount of Series 2011-1 Fixed Rate Asset Backed Notes (the “2011-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $400,000 in 2011-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 15 years. Based on the outstanding principal amount at March 31, 2012 and under the 10-year amortization schedule, $40,000 in 2011-1 Bond principal will amortize per year. Under the terms of the 2011-1 Bonds, both principal and interest incurred are payable monthly. TMCL is not permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2011-1 Bonds prior to June 2013. The interest rate for the outstanding principal balance of the 2011-1 Bonds is fixed at 4.70% per annum. The final target payment date and legal final payment date are June 15, 2021 and June 15, 2026, respectively.

At March 31, 2012, the Company’s primary ongoing container financing requirements were funded by revolving notes issued by TMCL (the “Secured Debt Facility”), which provided a total commitment in the amount of $850,000. The additional amount available for borrowing under the Secured Debt Facility, as limited by the Company’s borrowing base, was $0 as of March 31, 2012. The Secured Debt Facility provided for payments of interest only during the period from its inception through June 29, 2012 (the Conversion Date as defined in the Indenture governing the 2005-1 Bonds and the Secured Debt Facility), with a provision for the Secured Debt Facility to amortize over a 10-year period, but not to exceed the maximum term of a 15-year period, beginning on the Conversion Date. The interest rate on the Secured Debt Facility at March 31, 2012, payable monthly in arrears, was LIBOR plus 2.75%. There was also a commitment fee on the unused portion of the Secured Debt Facility, payable in arrears, of 0.75% if total borrowings under the Secured Debt Facility equaled 50% or more of the total commitment or 1.00% if total borrowings were less than 50% of the total commitment.

In May 2012, Textainer Marine Containers II Limited (“TMCL II”), a new asset owning subsidiary wholly owned by TL, entered into a securitization facility (“TMCL II Secured Debt Facility”) that provides for an aggregate commitment amount of up to $1,200,000 and acquired a portion of containers owned by TMCL. TMCL used the proceeds it received from TMCL II for the containers to terminate its Secured Debt Facility. The TMCL II Secured Debt Facility provides for payments of interest only during the period from its inception until its Conversion Date (currently set at May 1, 2014), with a provision that if not renewed the TMCL II Secured Debt Facility will partially amortize over a five year period and then mature. The interest rate on the TMCL II Secured Debt Facility, payable monthly in arrears, is LIBOR plus 2.625% during the revolving period prior to the Conversion Date. There is also a commitment fee of 0.75% on the unused portion of the TMCL II Secured Debt Facility, which is payable monthly in arrears. If the TMCL II Secured Debt Facility is not refinanced or renewed prior to the Conversion Date, the interest rate will increase based on pre-agreed terms during the five year period that follows.

Under the terms of the 2005-1 Bonds, 2011-1 Bonds and Secured Debt Facility, the total outstanding principal of these two programs may not exceed an amount (the “Asset Base”), which is calculated by a formula based on TMCL’s book value of equipment, restricted cash and direct financing and sales-type leases. The total obligations under the 2005-1 Bonds, 2011-1 Bonds and the Secured Debt Facility are secured by a pledge of TMCL’s assets. TMCL’s total assets amounted to $2,010,722 as of March 31, 2012. The 2005-1 Bonds, 2011-1 Bonds and the Secured Debt Facility also contain restrictive covenants regarding the average age of TMCL’s container fleet, certain earnings ratios, ability to incur other obligations and to distribute earnings, TGH’s container management subsidiary net income and debt levels, and overall Asset Base minimums, for which TMCL and TGH’s container management subsidiary believe that they were in compliance at March 31, 2012. The TMCL II Secured Debt Facility has an Asset Base and restrictive covenants similar to the Secured Debt Facility it replaced.

At March 31, 2012, TMCL had a commitment letter (the “Commitment”) issued by a bank to provide an irrevocable letter of credit (“Letter of Credit”) with a maximum available commitment amount of $100,000 on the Conversion Date of the Secured Debt Facility if the Secured Debt Facility was not refinanced or terminated on or prior to the Conversion Date. The purpose of the Commitment was to maintain TMCL’s current credit ratings on the 2005-1 Bonds, the 2011-1 Bonds and the Secured Debt Facility. The purpose of the Letter of Credit is to supplement the 2005-1 Bonds, the 2011-1 Bonds and the Secured Debt Facility by covering possible shortfalls in principal and interest payments under certain stress scenarios modeled by TMCL’s credit rating agencies. The interest rate on the Letter of Credit, payable monthly in arrears, would be LIBOR plus 5.50% to 6.50% per annum for the five-year period following the Conversion Date and LIBOR plus 11.50% per annum thereafter. There was also a commitment fee of $500, which was paid in full upon issuance of the Commitment on February 3, 2012, and an unused fee on the Commitment, payable in arrears, of 0.25% per annum, from February 3, 2012 through the Conversion Date and 0.625% per annum thereafter. The Commitment was terminated on May 1, 2012 and the Letter of Credit was never issued.

In April 2012, TMCL issued $400,000 aggregate principal amount of Series 2012-1 Fixed Rate Asset Backed Notes (the “2012-1 Bonds”), at a discount of $50, to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $400,000 in 2012-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 15 years. Based on the outstanding principal amount at issuance, and under the 10-year amortization schedule, $40,000 in 2012-1 Bond principal will amortize per year. Under the terms of the 2012-1 Bonds, both principal and interest incurred are payable monthly. TMCL is not permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2012-1 Bonds prior to the payment date occurring in April 15, 2014. The interest rate for the outstanding principal balance of the 2011-1 Bonds is fixed at 4.21% per annum. The final target payment date and legal final payment date are April 15, 2022 and April 15, 2027, respectively. The 2012-1 Notes were used to repay certain outstanding indebtedness of TMCL, in particular a portion of its Secured Debt Facility, and for general corporate purposes. The 2012-1 Notes are secured by a pledge of TMCL’s assets.

The following is a schedule by year, of future scheduled repayments, as of March 31, 2012:

	TL Credit Facility	TW Credit Facility	2005-1 Bonds	2011-1 Bonds	Secured Debt Facility
Twelve months ending March 31:
2013	$—	$—	$51,500	$40,000	$62,452
2014	189,000	—	51,500	40,000	83,270
2015	—	—	51,500	40,000	83,270
2016	—	—	8,583	40,000	83,270
2017 and thereafter	—	13,285	—	210,000	520,435

	$189,000	$13,285	$163,083	$370,000	$832,697

The future repayments schedule for the Secured Debt Facility is based on the assumption that the facility will not be extended on its Conversion Date and will then convert into a ten-year fully amortizing note payable.

Derivative Instruments

The Company has entered into several interest rate cap and swap agreements with several banks to reduce the impact of changes in interest rates associated with its TL Credit Facility, TW Credit Facility, 2005-1 Bonds and Secured Debt Facility. The following is a summary of the Company’s derivative instruments as of March 31, 2012:

Derivative instruments	Notional amount
Interest rate cap contracts with several banks with fixed rates between 3.19% and 5.63% per annum, non-amortizing notional amounts, with termination dates through November 2015	$358,640

Interest rate swap contracts with several banks, with fixed rates between 0.72% and 3.96% per annum, amortizing notional amounts, with termination dates through April 2017	503,807

Total notional amount as of March 31, 2012	$862,447

During April 2012, the Company entered into an interest rate cap contract with a bank, which caps the one-month LIBOR rate at 3.24% per annum, in a non-amortizing notional amount of $250,000 and a term from April 16, 2012 through April 23, 2012.

The Company’s interest rate swap and cap agreements had a fair value asset and liability of $15,062 and $16,110, respectively, as of March 31, 2012 and December 31, 2011, respectively, which are inclusive of counterparty risk. The Company monitors its counterparties’ credit ratings on an on-going basis and believes that they were in compliance with the related derivative agreements at March 31, 2012. The Company does not have any master netting arrangements with its counterparties. The Company’s fair value assets and liabilities for its interest rate swap agreements are included in interest rate swaps in the accompanying condensed consolidated balance sheets. The change in fair value was recorded in the condensed consolidated statements of income as unrealized gains on interest rate swaps, net.